Offerings - Offering: 1	May 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	580,000
Proposed Maximum Offering Price per Unit	74.55
Maximum Aggregate Offering Price	$ 43,239,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,971.31
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock ("Common Stock") of Ingevity Corporation (the "Registrant") that become issuable under the Ingevity Corporation Omnibus Incentive Plan (the "Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction that increases the number of the outstanding shares of the Registrant's common stock. (2) Represents shares of Common Stock reserved for future grant under the Plan. (3) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act of 1933, as amended, by averaging the high ($75.71) and low ($73.39) sales prices of the Registrant's common stock reported on the New York Stock Exchange as of a date (May 4, 2026) within five business days prior to filing this Registration Statement.